Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
June 30, 2026
ADESII-NPRT3-0826
1.804793.122
Common Stocks - 97.5%
	Shares	Value ($)
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	252,200	75,498,895
CANADA - 1.9%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Athabasca Oil Corp (a)	1,582,500	11,403,596
Imperial Oil Ltd	787,600	88,442,218
TOTAL ENERGY		99,845,814
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (a)	73,700	16,968,798
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (a)	11,500	1,313,070
TOTAL CANADA		118,127,682
FRANCE - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	38,400	8,543,687
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV (b)	566,400	3,525,775
NETHERLANDS - 0.8%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	6,600	6,123,282
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV depository receipt	13,100	26,061,664
BE Semiconductor Industries NV	53,961	17,701,391
TOTAL INFORMATION TECHNOLOGY		43,763,055
TOTAL NETHERLANDS		49,886,337
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	50,800	1,076,650
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Atlas Copco AB A Shares	385,700	7,817,751
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	153,800	73,450,266
UNITED KINGDOM - 2.1%
Consumer Staples - 0.8%
Beverages - 0.1%
Diageo PLC ADR (b)	116,400	9,356,232
Tobacco - 0.7%
British American Tobacco PLC ADR	644,100	39,779,616
TOTAL CONSUMER STAPLES		49,135,848
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	42,200	1,387,701
Health Care - 0.9%
Pharmaceuticals - 0.9%
GSK PLC ADR	1,076,500	56,430,130
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	1,258,500	24,124,994
TOTAL UNITED KINGDOM		131,078,673
UNITED STATES - 90.2%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.5%
Comcast Corp Class A	1,213,500	29,791,425
Entertainment - 0.5%
Netflix Inc (a)	218,500	15,600,900
Walt Disney Co/The	193,500	18,624,375
		34,225,275
Interactive Media & Services - 8.9%
Alphabet Inc Class A	641,200	229,145,644
Alphabet Inc Class C	545,760	192,833,381
Meta Platforms Inc Class A	253,024	142,525,889
		564,504,914
TOTAL COMMUNICATION SERVICES		628,521,614
Consumer Discretionary - 6.5%
Broadline Retail - 3.4%
Amazon.com Inc (a)	890,100	212,146,434
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	41,250	7,352,400
Cava Group Inc (a)(b)	59,300	4,653,864
Chipotle Mexican Grill Inc (a)	69,800	2,373,200
Domino's Pizza Inc	42,500	12,581,700
Marriott International Inc/MD Class A1	38,800	14,378,892
Starbucks Corp	120,300	12,293,457
Wingstop Inc	35,400	6,138,714
		59,772,227
Household Durables - 0.7%
DR Horton Inc	53,800	8,762,944
Leggett & Platt Inc	139,400	1,632,374
Somnigroup International Inc	389,500	30,536,800
Whirlpool Corp	138,400	5,455,728
		46,387,846
Specialty Retail - 1.3%
Home Depot Inc/The	106,400	37,525,152
Lowe's Cos Inc	182,500	40,239,425
RH (a)	25,800	4,250,034
		82,014,611
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (a)	4,800	548,064
NIKE Inc Class B	307,500	12,622,875
		13,170,939
TOTAL CONSUMER DISCRETIONARY		413,492,057
Consumer Staples - 4.6%
Beverages - 1.9%
Brown-Forman Corp Class B (b)	402,600	10,729,290
Coca-Cola Co/The	545,000	44,292,150
Keurig Dr Pepper Inc	1,958,900	64,114,797
		119,136,237
Consumer Staples Distribution & Retail - 0.7%
Kroger Co/The	83,000	4,608,990
Sprouts Farmers Market Inc (a)	141,500	11,968,070
Target Corp	190,700	24,907,327
		41,484,387
Food Products - 0.1%
Lamb Weston Holdings Inc	173,100	7,474,458
Mondelez International Inc	31,800	1,839,312
		9,313,770
Household Products - 0.0%
Procter & Gamble Co/The	27,400	4,017,936
Personal Care Products - 1.4%
Estee Lauder Cos Inc/The Class A	144,500	11,408,275
Kenvue Inc	4,181,313	79,904,891
		91,313,166
Tobacco - 0.5%
Philip Morris International Inc	165,400	29,922,514
TOTAL CONSUMER STAPLES		295,188,010
Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
ConocoPhillips	180,900	18,806,363
Exxon Mobil Corp	1,389,619	189,988,710
Shell PLC ADR	1,374,640	106,589,586
TOTAL ENERGY		315,384,659
Financials - 12.7%
Banks - 7.6%
Bank of America Corp	2,701,815	153,949,419
M&T Bank Corp	107,800	25,657,478
PNC Financial Services Group Inc/The	241,216	59,392,204
Wells Fargo & Co	2,985,021	246,682,135
		485,681,236
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	1,073,900	9,396,625
Charles Schwab Corp/The	209,700	19,349,019
Intercontinental Exchange Inc	74,000	9,110,140
KKR & Co Inc Class A	469,185	43,061,799
Moody's Corp	9,800	4,438,616
MSCI Inc	800	448,032
Raymond James Financial Inc	11,350	1,725,541
Robinhood Markets Inc Class A (a)	120,000	12,033,600
		99,563,372
Financial Services - 2.8%
Apollo Global Management Inc	136,800	16,184,808
Corpay Inc (a)	17,600	5,865,552
Mastercard Inc Class A	89,900	46,172,640
PayPal Holdings Inc	94,700	4,089,146
Rocket Cos Inc Class A (a)	993,100	15,641,325
Visa Inc Class A	268,800	92,222,592
		180,176,063
Insurance - 0.7%
Arthur J Gallagher & Co	57,700	13,246,189
Brown & Brown Inc	331,100	21,240,065
Chubb Ltd	20,100	6,848,873
		41,335,127
TOTAL FINANCIALS		806,755,798
Health Care - 8.3%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (a)	39,500	11,890,685
Biogen Inc (a)	17,300	3,737,838
Gilead Sciences Inc	35,400	4,472,436
Nuvalent Inc Class A (a)	12,500	1,543,750
Vaxcyte Inc (a)	110,900	6,446,617
		28,091,326
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	249,400	22,630,556
Alcon AG (United States)	423,600	28,423,560
Baxter International Inc	1,887,893	40,249,879
Boston Scientific Corp (a)	735,451	31,389,049
Solventum Corp (a)	47,675	3,678,126
		126,371,170
Health Care Providers & Services - 2.9%
Cardinal Health Inc	24,700	5,867,732
Cigna Group/The	122,100	33,660,528
Humana Inc	68,800	27,328,736
McKesson Corp	19,480	14,719,088
Molina Healthcare Inc (a)	30,200	6,906,740
UnitedHealth Group Inc	216,700	90,067,021
		178,549,845
Life Sciences Tools & Services - 1.4%
Bruker Corp	506,400	30,475,152
Danaher Corp	150,900	28,743,432
Thermo Fisher Scientific Inc	61,500	30,833,640
Waters Corp (a)	4,885	1,832,070
		91,884,294
Pharmaceuticals - 1.6%
Eli Lilly & Co	26,020	31,209,169
Haleon PLC ADR (b)	4,150,000	38,719,500
Johnson & Johnson	61,257	15,557,440
Merck & Co Inc	120,600	15,497,100
		100,983,209
TOTAL HEALTH CARE		525,879,844
Industrials - 16.3%
Aerospace & Defense - 9.5%
Boeing Co (a)	1,331,573	288,245,608
GE Aerospace (c)	738,059	275,834,790
General Dynamics Corp	52,500	18,597,600
Howmet Aerospace Inc	14,100	3,790,926
Huntington Ingalls Industries Inc	36,600	10,243,974
RTX Corp	3,300	626,109
Textron Inc	27,220	2,496,891
		599,835,898
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	610,200	65,596,500
Building Products - 0.3%
A O Smith Corp	208,000	13,045,760
Modine Manufacturing Co (a)	19,665	5,250,948
Trex Co Inc (a)	60,600	3,032,424
		21,329,132
Commercial Services & Supplies - 0.0%
Veralto Corp	32,233	2,858,422
Electrical Equipment - 4.0%
Emerson Electric Co	55,500	7,944,825
GE Vernova Inc	197,455	231,981,981
Hubbell Inc	13,318	6,967,978
Vertiv Holdings Co Class A	19,961	6,683,342
		253,578,126
Machinery - 1.2%
Allison Transmission Holdings Inc	37,400	4,216,476
Cummins Inc	20,300	14,478,163
Deere & Co	12,900	8,182,857
Donaldson Co Inc	68,500	6,149,245
Nordson Corp	9,300	2,805,717
Otis Worldwide Corp	292,350	20,932,260
Stanley Black & Decker Inc	28,700	2,701,244
Westinghouse Air Brake Technologies Corp	69,902	18,845,579
		78,311,541
Professional Services - 0.2%
Equifax Inc	28,600	4,539,392
TransUnion	88,600	6,391,604
		10,930,996
Trading Companies & Distributors - 0.1%
Watsco Inc	7,900	3,292,167
TOTAL INDUSTRIALS		1,035,732,782
Information Technology - 24.6%
Communications Equipment - 0.3%
Arista Networks Inc (a)	109,900	18,669,812
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	33,300	5,871,456
Flex Ltd (a)	8,500	1,377,595
		7,249,051
Semiconductors & Semiconductor Equipment - 14.4%
Applied Materials Inc	46,200	33,402,600
ARM Holdings PLC ADR (a)	17,600	6,240,432
Broadcom Inc	409,900	154,839,725
Cerebras Systems Inc Class A (a)(b)	18,900	4,176,900
Lam Research Corp	121,100	52,476,263
MACOM Technology Solutions Holdings Inc (a)	5,000	1,901,850
Micron Technology Inc (c)	116,200	134,128,498
NVIDIA Corp	2,509,300	502,085,838
Rambus Inc (a)	135,400	17,972,996
Teradyne Inc	18,200	8,805,888
		916,030,990
Software - 4.9%
Adobe Inc (a)	43,700	8,959,374
Autodesk Inc (a)	52,400	10,187,608
Intuit Inc	12,700	3,314,700
Microsoft Corp	740,400	276,184,008
Oracle Corp	20,600	3,018,930
Salesforce Inc	13,600	2,130,576
Synopsys Inc (a)	20,600	9,189,042
		312,984,238
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	719,600	208,223,456
GPGI Inc Class A	2,163,163	34,286,134
Seagate Technology Holdings PLC	17,500	16,887,500
Western Digital Corp	77,100	49,245,312
		308,642,402
TOTAL INFORMATION TECHNOLOGY		1,563,576,493
Materials - 0.9%
Chemicals - 0.6%
Air Products and Chemicals Inc	22,300	6,537,914
Albemarle Corp	68,100	9,195,543
Dow Inc	96,700	2,645,712
LyondellBasell Industries NV Class A1	156,200	8,223,930
Sherwin-Williams Co/The	30,900	10,639,488
		37,242,587
Construction Materials - 0.3%
James Hardie Industries PLC (a)	655,930	17,172,247
TOTAL MATERIALS		54,414,834
Real Estate - 0.6%
Industrial REITs - 0.1%
Terreno Realty Corp	64,700	4,190,619
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	32,500	4,377,425
Compass Inc Class A (a)	1,933,700	23,842,521
		28,219,946
Residential REITs - 0.0%
Sun Communities Inc	31,800	3,813,138
Specialized REITs - 0.1%
American Tower Corp	36,400	5,953,948
Equinix Inc	1,400	1,459,346
		7,413,294
TOTAL REAL ESTATE		43,636,997
Utilities - 0.8%
Electric Utilities - 0.7%
Entergy Corp	64,400	7,396,984
Southern Co/The	357,200	34,187,612
		41,584,596
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	21,800	3,458,134
Multi-Utilities - 0.1%
Sempra	60,500	5,608,955
TOTAL UTILITIES		50,651,685
TOTAL UNITED STATES		5,733,234,773
TOTAL COMMON STOCKS (Cost $3,102,858,005)		6,202,240,489

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	21,600	9,564,696
Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series G (d)(e)	18,300	10,778,883
TOTAL UNITED STATES		20,343,579
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,187,192)		20,343,579

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	144,645,904	144,674,833
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	24,244,076	24,246,500
TOTAL MONEY MARKET FUNDS (Cost $168,920,025)			168,921,333

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,281,965,222)	6,391,505,401
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(32,690,298)
NET ASSETS - 100.0%	6,358,815,103

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	738	27,581,274	410.00	9/2026	(804,420)
Micron Technology Inc	Chicago Board Options Exchange	119	13,736,051	760.00	7/2026	(4,774,280)
Micron Technology Inc	Chicago Board Options Exchange	119	13,736,051	800.00	7/2026	(4,318,213)
Micron Technology Inc	Chicago Board Options Exchange	51	5,886,879	1,250.00	8/2026	(640,305)

						(10,537,218)
TOTAL WRITTEN OPTIONS (Premiums Received $(2,680,201))						(10,537,218)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $60,940,255.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,778,883 or 0.2% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $970,567.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	4,742,196

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,875,633	478,207,959	448,413,926	3,376,006	3,859	1,308	144,674,833	144,645,904	0.2%
Fidelity Securities Lending Cash Central Fund	70,978,571	411,682,011	458,413,685	156,708	(397)	-	24,246,500	24,244,076	0.1%
Total	185,854,204	889,889,970	906,827,611	3,532,714	3,462	1,308	168,921,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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